Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in-Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2016	$ 187,032	$ 32	$ 398,757	$ (71)	$ (211,686)
Balance (in shares) at Dec. 31, 2016		31,667
Issuance of common stock net of issuance costs	132,177	$ 6	132,171
Issuance of common stock net of issuance costs (in shares)		5,520
Issuance of common stock for equity awards, net of shares withheld for taxes	3,858		3,858
Issuance of common stock for equity awards, net of shares withheld for taxes(in shares)		334
Employee stock purchase plan	1,016		1,016
Employee stock purchase plan (in shares)		90
Stock-based compensation expense	11,542		11,542
Portion of convertible debt proceeds allocated to equity component	62,466		62,466
Net loss	(137,481)				(137,481)
Other comprehensive income (loss)	(336)			(336)
Balance at Dec. 31, 2017	260,274	$ 38	609,810	(407)	(349,167)
Balance (in shares) at Dec. 31, 2017		37,611
Issuance of common stock for equity awards, net of shares withheld for taxes	1,653		1,653
Issuance of common stock for equity awards, net of shares withheld for taxes(in shares)		197
Employee stock purchase plan	2,022		2,022
Employee stock purchase plan (in shares)		138
Stock-based compensation expense	15,459		15,459
Net loss	(169,659)				(169,659)
Other comprehensive income (loss)	330			330
Balance at Dec. 31, 2018	110,079	$ 38	628,944	(77)	(518,826)
Balance (in shares) at Dec. 31, 2018		37,946
Issuance of common stock for equity awards, net of shares withheld for taxes	1,726		1,726
Issuance of common stock for equity awards, net of shares withheld for taxes(in shares)		230
Employee stock purchase plan	1,820		1,820
Employee stock purchase plan (in shares)		185
Stock-based compensation expense	15,901		15,901
Net loss	(149,773)				(149,773)
Other comprehensive income (loss)	139			139
Balance at Dec. 31, 2019	$ (20,108)	$ 38	$ 648,391	$ 62	$ (668,599)
Balance (in shares) at Dec. 31, 2019		38,361